Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 59,899	$ 62,121
Available-for-sale Securities, Equity Securities	300	457
Short-term Investments	1,272	1,796
Mortgage Loans on Real Estate	9,290	7,404
Derivative assets	3,603	3,898
Net embedded derivatives within asset host contracts	360	336
Separate account assets	105,346	106,527
Liabilities [Abstract]
Derivative liabilities	3,883	1,782
Net embedded derivatives within liability host contracts	3,170	840
Long-term debt, at estimated fair value, relating to variable interest entities	1,904	1,936
Consolidated Securitization Entities
Assets [Abstract]
Mortgage Loans on Real Estate	136	172
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	23	48
Recurring
Assets [Abstract]
Available-for-sale Securities, Debt Securities	59,899	62,121
Available-for-sale Securities, Equity Securities	300	457
Short-term Investments	1,272	1,787
Derivative assets	3,603	3,898
Net embedded derivatives within asset host contracts	409	398
Separate account assets	105,346	106,527
Total assets	170,965	175,360
Liabilities [Abstract]
Derivative liabilities	3,883	1,782
Net embedded derivatives within liability host contracts	3,170	840
Total liabilities	7,076	2,670
Recurring | Consolidated Securitization Entities
Assets [Abstract]
Mortgage Loans on Real Estate	136	172
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	23	48
Recurring | Interest rate
Assets [Abstract]
Derivative assets	2,151	2,455
Liabilities [Abstract]
Derivative liabilities	2,301	668
Recurring | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	348	210
Liabilities [Abstract]
Derivative liabilities	14	4
Recurring | Credit
Assets [Abstract]
Derivative assets	28	13
Liabilities [Abstract]
Derivative liabilities		1
Recurring | Equity market
Assets [Abstract]
Derivative assets	1,076	1,220
Liabilities [Abstract]
Derivative liabilities	1,568	1,109
Recurring | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	21,665	20,475
Recurring | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	12,916	14,441
Recurring | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,940	9,873
Recurring | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,123	5,483
Recurring | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,858	3,546
Recurring | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,598	4,263
Recurring | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,103	759
Recurring | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,696	3,281
Recurring | Level 1
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,110	8,150
Available-for-sale Securities, Equity Securities	39	44
Short-term Investments	702	74
Derivative assets	46	39
Net embedded derivatives within asset host contracts	0	0
Separate account assets	720	624
Total assets	7,617	8,931
Liabilities [Abstract]
Derivative liabilities	0	0
Net embedded derivatives within liability host contracts	0	0
Total liabilities	0	0
Recurring | Level 1 | Consolidated Securitization Entities
Assets [Abstract]
Mortgage Loans on Real Estate	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring | Level 1 | Interest rate
Assets [Abstract]
Derivative assets	9	2
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Credit
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities		0
Recurring | Level 1 | Equity market
Assets [Abstract]
Derivative assets	37	37
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,110	8,150
Recurring | Level 1 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 2
Assets [Abstract]
Available-for-sale Securities, Debt Securities	49,767	49,525
Available-for-sale Securities, Equity Securities	124	316
Short-term Investments	568	1,666
Derivative assets	3,370	3,635
Net embedded derivatives within asset host contracts	0	0
Separate account assets	104,616	105,757
Total assets	158,581	161,071
Liabilities [Abstract]
Derivative liabilities	2,742	1,326
Net embedded derivatives within liability host contracts	0	0
Total liabilities	2,765	1,374
Recurring | Level 2 | Consolidated Securitization Entities
Assets [Abstract]
Mortgage Loans on Real Estate	136	172
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	23	48
Recurring | Level 2 | Interest rate
Assets [Abstract]
Derivative assets	2,142	2,445
Liabilities [Abstract]
Derivative liabilities	1,690	668
Recurring | Level 2 | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	348	210
Liabilities [Abstract]
Derivative liabilities	14	4
Recurring | Level 2 | Credit
Assets [Abstract]
Derivative assets	20	12
Liabilities [Abstract]
Derivative liabilities		1
Recurring | Level 2 | Equity market
Assets [Abstract]
Derivative assets	860	968
Liabilities [Abstract]
Derivative liabilities	1,038	653
Recurring | Level 2 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	20,221	18,787
Recurring | Level 2 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,806	6,291
Recurring | Level 2 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,627	8,522
Recurring | Level 2 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5,257	4,761
Recurring | Level 2 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,841	3,533
Recurring | Level 2 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	2,383	3,833
Recurring | Level 2 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,103	732
Recurring | Level 2 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,529	3,066
Recurring | Level 3
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,022	4,446
Available-for-sale Securities, Equity Securities	137	97
Short-term Investments	2	47
Derivative assets	187	224
Net embedded derivatives within asset host contracts	409	398
Separate account assets	10	146
Total assets	4,767	5,358
Liabilities [Abstract]
Derivative liabilities	1,141	456
Net embedded derivatives within liability host contracts	3,170	840
Total liabilities	4,311	1,296
Recurring | Level 3 | Consolidated Securitization Entities
Assets [Abstract]
Mortgage Loans on Real Estate	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring | Level 3 | Interest rate
Assets [Abstract]
Derivative assets	0	8
Liabilities [Abstract]
Derivative liabilities	611	0
Recurring | Level 3 | Foreign currency exchange rate
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 3 | Credit
Assets [Abstract]
Derivative assets	8	1
Liabilities [Abstract]
Derivative liabilities		0
Recurring | Level 3 | Equity market
Assets [Abstract]
Derivative assets	179	215
Liabilities [Abstract]
Derivative liabilities	530	456
Recurring | Level 3 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,444	1,688
Recurring | Level 3 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 3 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,313	1,351
Recurring | Level 3 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	866	722
Recurring | Level 3 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	17	13
Recurring | Level 3 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	215	430
Recurring | Level 3 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	27
Recurring | Level 3 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 167	$ 215